Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 32,771	£ 17,107
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	17,611	17,466
Interests in other entities	73	61
Intangible assets	1,742	1,685	[1]
Property, plant and equipment	1,598	1,491
Retirement benefit assets	449	398
Other assets	2,511	2,571
Total assets	314,760	302,510	[1]
Liabilities
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Other liabilities	2,728	3,221
Provisions	558	700
Current tax liabilities	3	53
Deferred tax liabilities	88	128
Retirement benefit obligations	286	262
Total liabilities	298,558	287,057
Equity
Share capital	7,060	7,060
Other equity instruments	2,041	1,545
Retained earnings	6,399	5,925	[1]
Other reserves	301	524
Total shareholders' equity	15,801	15,054	[1]
Non-controlling interests	401	399
Total equity	16,202	15,453	[1]
Total liabilities and equity	314,760	302,510	[1]
Santander UK Group Holdings plc [member]
Assets
Loans and advances to banks	6,260	4,468
Financial investments	1,116	1,222
Interests in other entities	13,313	12,818
Current tax assets		1
Other assets	1	276
Total assets	20,690	18,785
Liabilities
Deposits by banks	8	6
Debt securities in issue	6,256	4,464
Subordinated liabilities	1,116	1,222
Other liabilities		276
Total liabilities	7,380	5,968
Equity
Share capital	7,060	7,060
Other equity instruments	2,041	1,545
Retained earnings	4,209	4,212
Total shareholders' equity	13,310	12,817
Total equity	13,310	12,817
Total liabilities and equity	£ 20,690	£ 18,785

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.